Consolidated statements of financial position (Details 5) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019
CondensedBalanceSheetStatementLineItems [Line Items]
Non-current other assets		€ 353,522	€ 452,217
Current other assets	[1]	3,734,700	2,365,916
Total other assets		4,088,221	2,818,132
Prepayments on Research & Development Projects
CondensedBalanceSheetStatementLineItems [Line Items]
Current other assets		2,340,643	698,891
Prepaid Expense
CondensedBalanceSheetStatementLineItems [Line Items]
Non-current other assets		353,522	452,217
Current other assets		1,295,682	1,467,936
Others
CondensedBalanceSheetStatementLineItems [Line Items]
Current other assets		€ 98,374	€ 199,088

[1]	Please refer to Note 2.1 regarding certain presentational reclassifications.